Schedule of reclassification to profit or loss (Details) - Cash flow hedges [member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total	R$ (169,646)
2022	(280,689)
2023	(239,599)
2024 onwards	(34,413)
[custom:CashFlowsAffectProfitOrLossInSixYears]	(34,246)
[custom:CashFlowsAffectProfitOrLossInSevenYears]	(160,208)
Aircraft Fuel - Operating Costs [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total	(9,228)
Interest rate swap contract [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total	(7,160)
2022	(28,027)
2023	(32,775)
2024 onwards	(34,413)
[custom:CashFlowsAffectProfitOrLossInSixYears]	(34,246)
[custom:CashFlowsAffectProfitOrLossInSevenYears]	(160,208)
Revenue Derivatives [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total	(153,258)
2022	(252,662)
2023	R$ (206,824)